UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/02

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Munich Re Capital Management
Address: 540 Madison Avenue
    6th Floor
    New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Beth S. Rubin
Title: Vice President, Operations and Compliance
Phone: (212) 583-4835

Signature, Place, and Date of Signing:
Beth S. Rubin                      New York, NY				1/23/03
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819			Munich Re Capital Management
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______________

Form 13F Information Table Entry Total: 	207

Form 13F Information Table Value Total: $885,362,576
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819	 			Munich Re Capital Management

[Repeat as necessary.]


NAME OF ISSUER                  TITLE OF CLASS  CUSIP      VALUESHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                               NUMBER   (x$1000)PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
  AOL Time Warner                 Common Stock 00184A10     4977 379950 SH            SOLE                                       X

  AOL Time Warner                 Common Stock 00184A10     3260 248850 SH            SOLE                   X

  AT&T Corp. NEW                  Common Stock 00195750     1009  38640 SH            SOLE                   X

  Agere Systems Inc Class A       Common Stock 00845V10        0      0 SH            SOLE                   X

  Agere Systems Inc Class B       Common Stock 00845V20      621 443910 SH            SOLE                                       X

  Agere Systems Inc Class B       Common Stock 00845V20      354 252896 SH            SOLE                   X

  Alcoa Inc                       Common Stock 01381710     1462  64200 SH            SOLE                   X

  Allied Waste Industies          Common Stock 01958930     4943 494250 SH            SOLE                                       X

  Allied Waste Industies          Common Stock 01958930     2393 239250 SH            SOLE                   X

  Allstate Corp                   Common Stock 02000210     2837  76700 SH            SOLE                   X

  American Express Company        Common Stock 02581610      608  17200 SH            SOLE                   X

  American International Group    Common Stock 02687410     5989 103519 SH            SOLE                   X

  Amgen Inc                       Common Stock 03116210     1436  29700 SH            SOLE                   X

  Applied Materials Inc           Common Stock 03822210      657  50400 SH            SOLE                   X

  Automatic Data Processing       Common Stock 05301510     1229  31300 SH            SOLE                   X

  BP Amaco Plc                    Common Stock 05562210      840  20664 SH            SOLE                   X

  Becton Dickinson & Co.          Common Stock 07588710     2550  83080 SH            SOLE                                       X

  Becton Dickinson & Co.          Common Stock 07588710      258   8420 SH            SOLE                   X

  Biogen Inc                      Common Stock 09059710     2584  64500 SH            SOLE                                       X

  Biogen Inc                      Common Stock 09059710     1687  42100 SH            SOLE                   X

  Bristol-Myers Squibb Co         Common Stock 11012210     7283 314600 SH            SOLE                                       X

  Bristol-Myers Squibb Co         Common Stock 11012210     4963 214400 SH            SOLE                   X

  Broadcom Corp                   Common Stock 11132010      340  22600 SH            SOLE                   X

  Cigna Corp                      Common Stock 12550910      539  13100 SH            SOLE                   X

  CMS Energy Corp                 Common Stock 12589610      644  68210 SH            SOLE                   X

  CVS Corp                        Common Stock 12665010     3309 132500 SH            SOLE                                       X

  CVS Corp                        Common Stock 12665010     2467  98800 SH            SOLE                   X

  Cablevision                     Common Stock 12686C10      624  37300 SH            SOLE                   X

  Cephalon Inc                    Common Stock 15670810     1494  30700 SH            SOLE                                       X

  Cephalon Inc                    Common Stock 15670810     1334  27400 SH            SOLE                   X

  Chevrontexaco Corp              Common Stock 16676410     9810 147567 SH            SOLE                                       X

  Chevrontexaco Corp              Common Stock 16676410     4644  69863 SH            SOLE                   X

  Cisco Systems Inc               Common Stock 17275R10     5112 390200 SH            SOLE                                       X

  Cisco Systems Inc               Common Stock 17275R10     2334 178200 SH            SOLE                   X

  Citigroup Inc                   Common Stock 17296710    20117 571676 SH            SOLE                                       X

  Citigroup Inc                   Common Stock 17296710     9499 269921 SH            SOLE                   X

  Citrix Systems Inc              Common Stock 17737610     1089  88390 SH            SOLE                                       X

  Citrix Systems Inc              Common Stock 17737610      368  29879 SH            SOLE                   X

  Clear Channel Communications    Common Stock 18450210      388  10400 SH            SOLE                   X

  Clorox Corp                     Common Stock 18905410     4896 118700 SH            SOLE                                       X

  Clorox Corp                     Common Stock 18905410     2706  65600 SH            SOLE                   X

  Colgate-Palmolive Co            Common Stock 19416210     2050  39100 SH            SOLE                   X

  Comcast Corp New Cl A           Common Stock 20030N10     1473  62500 SH            SOLE                   X

  Comcast Corp -  New Special Cl  Common Stock 20030N20     5155 228200 SH            SOLE                                       X

  Comcast Corp -  New Special Cl  Common Stock 20030N20     2478 109700 SH            SOLE                   X

  Comerica Inc.                   Common Stock 20034010     5427 125500 SH            SOLE                                       X

  Comerica Inc.                   Common Stock 20034010     1587  36700 SH            SOLE                   X

  ConocoPhillips                  Common Stock 20825C10     3363  69500 SH            SOLE                                       X

  ConocoPhillips                  Common Stock 20825C10     3339  69012 SH            SOLE                   X

  Cypress Semiconductor           Common Stock 23280610      354  61830 SH            SOLE                   X

  The Walt Disney Co              Common Stock 25468710      465  28500 SH            SOLE                   X

  Dow Chemical                    Common Stock 26054310     2361  79500 SH            SOLE                   X

  Du Pont (E.I.) De Nemours       Common Stock 26353410     6313 148900 SH            SOLE                                       X

  Du Pont (E.I.) De Nemours       Common Stock 26353410     3333  78600 SH            SOLE                   X

  Duke Energy Corporation         Common Stock 26439910     1153  59000 SH            SOLE                   X

  Dun & Bradstreet                Common Stock 26483E10     3383  98100 SH            SOLE                                       X

  Emc Corp/Mass                   Common Stock 26864810     3943 642190 SH            SOLE                                       X

  Emc Corp/Mass                   Common Stock 26864810     1921 312810 SH            SOLE                   X

  Energy East Corp                Common Stock 29266M10     3276 148310 SH            SOLE                                       X

  Energy East Corp                Common Stock 29266M10      897  40590 SH            SOLE                   X

  Exxon Mobil Corporation         Common Stock 30231G10    17651 505172 SH            SOLE                                       X

  Exxon Mobil Corporation         Common Stock 30231G10    10300 294800 SH            SOLE                   X

  Freddie Mac                     Common Stock 31340030     7761 131430 SH            SOLE                                       X

  Freddie Mac                     Common Stock 31340030     4321  73170 SH            SOLE                   X

  Fannie Mae                      Common Stock 31358610     9954 154730 SH            SOLE                                       X

  Fannie Mae                      Common Stock 31358610     5344  83070 SH            SOLE                   X

  Federated Department Stores     Common Stock 31410H10     4409 153300 SH            SOLE                                       X

  Federated Department Stores     Common Stock 31410H10     2036  70800 SH            SOLE                   X

  Fedex Corporation               Common Stock 31428X10     2201  40600 SH            SOLE                   X

  Fleet Boston Financial Corp     Common Stock 33903010     6855 282100 SH            SOLE                                       X

  Fleet Boston Financial Corp     Common Stock 33903010     2960 121800 SH            SOLE                   X

  Ford Motor Company              Common Stock 34537086     4156 446920 SH            SOLE                                       X

  Ford Motor Company              Common Stock 34537086     2325 250046 SH            SOLE                   X

  General Electric Company        Common Stock 36960410    20699 850080 SH            SOLE                                       X

  General Electric Company        Common Stock 36960410    13826 567820 SH            SOLE                   X

  General Mills, Inc.             Common Stock 37033410     3531  75200 SH            SOLE                                       X

  General Motors Corporation      Common Stock 37044210     5021 136208 SH            SOLE                                       X

  General Motors Corporation      Common Stock 37044210     2933  79571 SH            SOLE                   X

  Genzyme General                 Common Stock 37291710     1952  66000 SH            SOLE                                       X

  Guidant Corp                    Common Stock 40169810     5857 189840 SH            SOLE                                       X

  Guidant Corp                    Common Stock 40169810     3596 116560 SH            SOLE                   X

  Hershey Corp                    Common Stock 42786610     1968  29180 SH            SOLE                                       X

  Hershey Corp                    Common Stock 42786610      811  12020 SH            SOLE                   X

  Hewlett-Packard Co              Common Stock 42823610     2839 163564 SH            SOLE                                       X

  Hibernia Corp                   Common Stock 42865610     4625 240110 SH            SOLE                                       X

  Home Depot Inc                  Common Stock 43707610     1601  66800 SH            SOLE                   X

  Honeywell Int'l Inc             Common Stock 43851610     4459 185800 SH            SOLE                                       X

  Honeywell Int'l Inc             Common Stock 43851610     2398  99900 SH            SOLE                   X

  Household Int'l Inc             Common Stock 44181510      701  25200 SH            SOLE                   X

  Intel Corporation               Common Stock 45814010     7660 491950 SH            SOLE                                       X

  Intel Corporation               Common Stock 45814010     3947 253500 SH            SOLE                   X

  Int'l Paper Co                  Common Stock 46014610     1266  36200 SH            SOLE                   X

  JP Morgan Chase & Co            Common Stock 46625H10     4994 208070 SH            SOLE                                       X

  JP Morgan Chase & Co            Common Stock 46625H10     3393 141380 SH            SOLE                   X

  Johnson & Johnson               Common Stock 47816010    15135 281800 SH            SOLE                                       X

  Jones Apparel Group             Common Stock 48007410     2197  61980 SH            SOLE                                       X

  Jones Apparel Group             Common Stock 48007410      873  24620 SH            SOLE                   X

  Kla-Tencor Corp                 Common Stock 48248010      658  18600 SH            SOLE                   X

  Kerr-Mcgee Corp                 Common Stock 49238610     2543  57400 SH            SOLE                                       X

  Kerr-Mcgee Corp                 Common Stock 49238610     1387  31300 SH            SOLE                   X

  Kimberly-Clark Corp             Common Stock 49436810     1353  28500 SH            SOLE                                       X

  Kroger Co                       Common Stock 50104410     4959 321000 SH            SOLE                                       X

  Kroger Co                       Common Stock 50104410     2523 163300 SH            SOLE                   X

  LSI Logic                       Common Stock 50216110      820 142200 SH            SOLE                   X

  Estee Lauder Co                 Common Stock 51843910     1746  66130 SH            SOLE                                       X

  Estee Lauder Co                 Common Stock 51843910      585  22170 SH            SOLE                   X

  Limited Brands Inc.             Common Stock 53271610     1151  82600 SH            SOLE                   X

  Lucent Technologies Inc.        Common Stock 54946310     21141677900 SH            SOLE                                       X

  Lucent Technologies Inc.        Common Stock 54946310     1204 955900 SH            SOLE                   X

  Martin Marietta Materials       Common Stock 57328410     3685 120200 SH            SOLE                                       X

  Martin Marietta Materials       Common Stock 57328410     1650  53800 SH            SOLE                   X

  McCormick & Co                  Common Stock 57978020     2854 123000 SH            SOLE                                       X

  McCormick & Co                  Common Stock 57978020      886  38200 SH            SOLE                   X

  McDonald's Corporation          Common Stock 58013510     6208 386100 SH            SOLE                                       X

  McDonald's Corporation          Common Stock 58013510     3769 234400 SH            SOLE                   X

  Merck & Co Inc                  Common Stock 58933110    10082 178100 SH            SOLE                                       X

  Merck & Co Inc                  Common Stock 58933110    10999 194300 SH            SOLE                   X

  Merrill Lynch & Co              Common Stock 59018810      748  19700 SH            SOLE                   X

  Mettler-Toledo Intl             Common Stock 59268810     3419 106630 SH            SOLE                                       X

  Mettler-Toledo Intl             Common Stock 59268810     1974  61570 SH            SOLE                   X

  Microsoft Corp                  Common Stock 59491810    37533 725980 SH            SOLE                                       X

  Microsoft Corp                  Common Stock 59491810    18895 365470 SH            SOLE                   X

  Micron Technology Inc           Common Stock 59511210      260  26700 SH            SOLE                   X

  Mirant Corp                     Common Stock 60467510      453 239928 SH            SOLE                   X

  Motorola Inc                    Common Stock 62007610     1432 165550 SH            SOLE                                       X

  Motorola Inc                    Common Stock 62007610      935 108100 SH            SOLE                   X

  National Semiconductor Corp     Common Stock 63764010      416  27700 SH            SOLE                   X

  Nextel Communications Inc - A   Common Stock 65332V10     1219 105500 SH            SOLE                                       X

  Nextel Communications Inc - A   Common Stock 65332V10      497  43000 SH            SOLE                   X

  Novellus Systems Inc            Common Stock 67000810      817  29100 SH            SOLE                   X

  NSTAR                           Common Stock 67019E10     4254  95830 SH            SOLE                                       X

  NSTAR                           Common Stock 67019E10     2045  46070 SH            SOLE                   X

  Office Depot Inc                Common Stock 67622010     3758 254600 SH            SOLE                                       X

  Oracle Corporation              Common Stock 68389X10     2080 192600 SH            SOLE                   X

  PNC Bank Corp                   Common Stock 69347510     2791  66600 SH            SOLE                                       X

  PNC Bank Corp                   Common Stock 69347510      763  18200 SH            SOLE                   X

  P P & L Resources Inc.          Common Stock 69351T10     4515 130200 SH            SOLE                                       X

  P P & L Resources Inc.          Common Stock 69351T10     2615  75400 SH            SOLE                   X

  Palm Inc                        Common Stock 69664220        0      1 SH            SOLE                                       X

  Pepsico Inc                     Common Stock 71344810     5196 123080 SH            SOLE                   X

  Pfizer Inc                      Common Stock 71708110    19369 633600 SH            SOLE                                       X

  Pfizer Inc                      Common Stock 71708110     9064 296500 SH            SOLE                   X

  Pharmacia Corp                  Common Stock 71713U10    10286 246087 SH            SOLE                                       X

  Pharmacia Corp                  Common Stock 71713U10     7265 173800 SH            SOLE                   X

  Philip Morris Companies Inc     Common Stock 71815410     8823 217700 SH            SOLE                                       X

  Philip Morris Companies Inc     Common Stock 71815410     3579  88300 SH            SOLE                   X

  Qualcomm Inc                    Common Stock 74752510     7868 216200 SH            SOLE                                       X

  Qualcomm Inc                    Common Stock 74752510     3349  92018 SH            SOLE                   X

  Qwest Communication Intl        Common Stock 74912110     4606 921244 SH            SOLE                                       X

  Qwest Communication Intl        Common Stock 74912110     2811 562100 SH            SOLE                   X

  RadioShack Corp                 Common Stock 75043810      976  52100 SH            SOLE                   X

  Reebok Intl                     Common Stock 75811010     2005  68200 SH            SOLE                                       X

  Reebok Intl                     Common Stock 75811010     1532  52100 SH            SOLE                   X

  Royal Dutch Petro-Ny Shares     Common Stock 78025780     8487 192800 SH            SOLE                                       X

  Royal Dutch Petro-Ny Shares     Common Stock 78025780     4723 107300 SH            SOLE                   X

  SBC Communications Inc          Common Stock 78387G10     6173 227706 SH            SOLE                                       X

  SBC Communications Inc          Common Stock 78387G10     4010 147900 SH            SOLE                   X

  S&P 500 Depositary Receipts     Common Stock 78462F10    904891025600 SH            SOLE                                       X

  S&P 500 Depositary Receipts     Common Stock 78462F10     4191  47500 SH            SOLE                   X

  SPX Corp                        Common Stock 78463510     4824 128800 SH            SOLE                                       X

  SPX Corp                        Common Stock 78463510     1828  48800 SH            SOLE                   X

  Safeway Inc                     Common Stock 78651420     2661 113900 SH            SOLE                                       X

  Safeway Inc                     Common Stock 78651420     1803  77200 SH            SOLE                   X

  St. Jude Medical                Common Stock 79084910     3186  80200 SH            SOLE                                       X

  St. Paul's Corp                 Common Stock 79286010     1631  47900 SH            SOLE                   X

  Sara Lee Corp                   Common Stock 80311110     5016 222839 SH            SOLE                                       X

  Sara Lee Corp                   Common Stock 80311110     1327  58949 SH            SOLE                   X

  Schering-Plough Corporation     Common Stock 80660510     6400 288300 SH            SOLE                                       X

  Schering-Plough Corporation     Common Stock 80660510     4813 216800 SH            SOLE                   X

  Solectron Corp                  Common Stock 83418210     3075 866100 SH            SOLE                                       X

  Solectron Corp                  Common Stock 83418210     1860 524000 SH            SOLE                   X

  Sprint Corporation              Common Stock 85206110     3356 231800 SH            SOLE                                       X

  Sprint Corporation              Common Stock 85206110     3077 212500 SH            SOLE                   X

  Staples Inc.                    Common Stock 85503010     2419 132200 SH            SOLE                                       X

  Stillwell Financial             Common Stock 86083110     4341 332120 SH            SOLE                                       X

  Stillwell Financial             Common Stock 86083110     1916 146580 SH            SOLE                   X

  Sun Microsystems Inc.           Common Stock 86681010      860 276400 SH            SOLE                   X

  Suntrust Banks Inc              Common Stock 86791410     1423  25000 SH            SOLE                   X

  Talbots Inc                     Common Stock 87416110     3152 114500 SH            SOLE                                       X

  Texas Intruments Inc            Common Stock 88250810     1153  76800 SH            SOLE                   X

  Textron Inc                     Common Stock 88320310     5915 137600 SH            SOLE                                       X

  Textron Inc                     Common Stock 88320310     2984  69400 SH            SOLE                   X

  Toys "R" Us Inc.                Common Stock 89233510     4295 429500 SH            SOLE                                       X

  Toys "R" Us Inc.                Common Stock 89233510     2616 261600 SH            SOLE                   X

  Travelers PPTY.& Casualty -A    Common Stock 89420G10      171  11661 SH            SOLE                   X

  Travelers PPTY.& Casualty -B    Common Stock 89420G40      351  23959 SH            SOLE                   X

  Tyco International Ltd.         Common Stock 90212410     6265 366800 SH            SOLE                                       X

  Tyco International Ltd.         Common Stock 90212410     3653 213900 SH            SOLE                   X

  US Bancorp                      Common Stock 90297330      623  29348 SH            SOLE                   X

  Union Pacific Corporation       Common Stock 90781810     6173 103100 SH            SOLE                                       X

  Union Pacific Corporation       Common Stock 90781810     2562  42800 SH            SOLE                   X

  United Technologies Corp        Common Stock 91301710     6268 101200 SH            SOLE                                       X

  United Technologies Corp        Common Stock 91301710     2372  38300 SH            SOLE                   X

  Veritas Software                Common Stock 92343610      253  16200 SH            SOLE                   X

  Verizon Communications          Common Stock 92343V10    10665 275216 SH            SOLE                                       X

  Verizon Communications          Common Stock 92343V10     4495 116004 SH            SOLE                   X

  Viacom Inc-Cl B                 Common Stock 92552430     4888 119910 SH            SOLE                                       X

  Viacom Inc-Cl B                 Common Stock 92552430     1454  35663 SH            SOLE                   X

  Viad Corp                       Common Stock 92552R10     1605  71800 SH            SOLE                                       X

  Vulcan Materials Co             Common Stock 92916010     1123  29950 SH            SOLE                   X

  Wachovia Corp                   Common Stock 92990310     2399  65840 SH            SOLE                                       X

  Washington Mutual Inc.          Common Stock 93932210     7096 205500 SH            SOLE                                       X

  Washington Mutual Inc.          Common Stock 93932210     2481  71850 SH            SOLE                   X

  Wells Fargo & Company           Common Stock 94974610     3984  85000 SH            SOLE                   X

  Wyeth                           Common Stock 98302410     7502 200600 SH            SOLE                                       X

  Wyeth                           Common Stock 98302410     2895  77400 SH            SOLE                   X

  Xilinx Inc                      Common Stock 98391910      282  13700 SH            SOLE                   X
